Non-Exempt Transactions (Details) - EBP 038 - USD ($)		12 Months Ended
	Jan. 02, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee contributions		$ 33,290,459	$ 32,465,077
EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee contributions	$ 11,258